Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2015
Subsidiary guarantee information
Condensed Financial Statements [Table Text Block]
Condensed consolidating statements of operations
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,010	11,847		18,857	277		207		19,341
Interest expense	(4,285)	(5,705)		(9,990)	(330)		278		(10,042)
Net interest income	2,725	6,142		8,867	(53)		485		9,299
Commissions and fees	3,919	7,927		11,846	18		180		12,044
Trading revenues	(968)	2,266		1,298	28		14		1,340
Other revenues	476	724		1,200	(2,969)	[2]	2,883		1,114
Net revenues	6,152	17,059		23,211	(2,976)		3,562		23,797
Provision for credit losses	5	271		276	0		48		324
Compensation and benefits	3,805	7,718		11,523	76		(53)		11,546
General and administrative expenses	2,242	6,372		8,614	(110)		70		8,574
Commission expenses	276	1,338		1,614	1		8		1,623
Goodwill impairment	0	3,797		3,797	0		0		3,797
Restructuring expenses	193	132		325	0		30		355
Total other operating expenses	2,711	11,639		14,350	(109)		108		14,349
Total operating expenses	6,516	19,357		25,873	(33)		55		25,895
Income/(loss) from continuing operations before taxes	(369)	(2,569)		(2,938)	(2,943)		3,459		(2,422)
Income tax expense/(benefit)	(4)	443		439	1		83		523
Net income/(loss)	(365)	(3,012)		(3,377)	(2,944)		3,376		(2,945)
Net income/(loss) attributable to noncontrolling interests	(17)	10		(7)	0		6		(1)
Net income/(loss) attributable to shareholders	(348)	(3,022)		(3,370)	(2,944)		3,370		(2,944)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(365)	(3,012)		(3,377)	(2,944)	3,376		(2,945)
Gains/(losses) on cash flow hedges	0	24		24	(8)	0		16
Foreign currency translation	56	(1,203)		(1,147)	(3)	(6)		(1,156)
Unrealized gains/(losses) on securities	(2)	(4)		(6)	0	2		(4)
Actuarial gains/(losses)	24	20		44	0	(705)		(661)
Net prior service credit/(cost)	(14)	0		(14)	0	169		155
Other comprehensive income/(loss), net of tax	64	(1,163)		(1,099)	(11)	(540)		(1,650)
Comprehensive income/(loss)	(301)	(4,175)		(4,476)	(2,955)	2,836		(4,595)
Comprehensive income/(loss) attributable to noncontrolling interests	(26)	0		(26)	0	7		(19)
Comprehensive income/(loss) attributable to shareholders	(275)	(4,175)		(4,450)	(2,955)	2,829		(4,576)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,379	12,206		18,585	228		248		19,061
Interest expense	(3,885)	(6,023)		(9,908)	(316)		197		(10,027)
Net interest income	2,494	6,183		8,677	(88)		445		9,034
Commissions and fees	4,142	8,745		12,887	7		157		13,051
Trading revenues	137	1,653		1,790	159		77		2,026
Other revenues	1,386	849		2,235	1,750	[2]	(1,854)		2,131
Net revenues	8,159	17,430		25,589	1,828		(1,175)		26,242
Provision for credit losses	0	125		125	0		61		186
Compensation and benefits	3,510	7,872		11,382	53		(101)		11,334
General and administrative expenses	2,594	6,979		9,573	(101)		62		9,534
Commission expenses	253	1,295		1,548	0		13		1,561
Total other operating expenses	2,847	8,274		11,121	(101)		75		11,095
Total operating expenses	6,357	16,146		22,503	(48)		(26)		22,429
Income/(loss) from continuing operations before taxes	1,802	1,159		2,961	1,876		(1,210)		3,627
Income tax expense	710	589		1,299	1		105		1,405
Income/(loss) from continuing operations	1,092	570		1,662	1,875		(1,315)		2,222
Income from discontinued operations, net of tax	0	102		102	0		0		102
Net income/(loss)	1,092	672		1,764	1,875		(1,315)		2,324
Net income attributable to noncontrolling interests	406	39		445	0		4		449
Net income/(loss) attributable to shareholders	686	633		1,319	1,875		(1,319)		1,875
of which from continuing operations	686	531		1,217	1,875		(1,319)		1,773
of which from discontinued operations	0	102		102	0		0		102
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,092	672		1,764	1,875	(1,315)		2,324
Gains/(losses) on cash flow hedges	0	(27)		(27)	7	0		(20)
Foreign currency translation	2,078	206		2,284	(1)	4		2,287
Unrealized gains/(losses) on securities	0	21		21	0	(9)		12
Actuarial gains/(losses)	(109)	167		58	0	(1,311)		(1,253)
Net prior service credit/(cost)	14	0		14	0	(77)		(63)
Other comprehensive income/(loss), net of tax	1,983	367		2,350	6	(1,393)		963
Comprehensive income/(loss)	3,075	1,039		4,114	1,881	(2,708)		3,287
Comprehensive income/(loss) attributable to noncontrolling interests	520	94		614	0	(74)		540
Comprehensive income/(loss) attributable to shareholders	2,555	945		3,500	1,881	(2,634)		2,747
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,574	12,443		19,017	62		477		19,556
Interest expense	(3,946)	(7,361)		(11,307)	(60)		(74)		(11,441)
Net interest income	2,628	5,082		7,710	2		403		8,115
Commissions and fees	3,767	9,290		13,057	4		165		13,226
Trading revenues	(222)	2,977		2,755	(23)		7		2,739
Other revenues	1,361	431		1,792	2,288	[2]	(2,304)		1,776
Net revenues	7,534	17,780		25,314	2,271		(1,729)		25,856
Provision for credit losses	4	89		93	0		74		167
Compensation and benefits	3,380	7,807		11,187	59		10		11,256
General and administrative expenses	2,854	5,788		8,642	(135)		80		8,587
Commission expenses	227	1,499		1,726	1		11		1,738
Goodwill impairment	(9)	21		12	0		0		12
Total other operating expenses	3,072	7,308		10,380	(134)		91		10,337
Total operating expenses	6,452	15,115		21,567	(75)		101		21,593
Income/(loss) from continuing operations before taxes	1,078	2,576		3,654	2,346		(1,904)		4,096
Income tax expense	123	1,047		1,170	20		86		1,276
Income/(loss) from continuing operations	955	1,529		2,484	2,326		(1,990)		2,820
Income from discontinued operations, net of tax	66	79		145	0		0		145
Net income/(loss)	1,021	1,608		2,629	2,326		(1,990)		2,965
Net income/(loss) attributable to noncontrolling interests	575	94		669	0		(30)		639
Net income/(loss) attributable to shareholders	446	1,514		1,960	2,326		(1,960)		2,326
of which from continuing operations	380	1,435		1,815	2,326		(1,960)		2,181
of which from discontinued operations	66	79		145	0		0		145
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	1,021	1,608		2,629	2,326	(1,990)		2,965
Gains/(losses) on cash flow hedges	0	2		2	16	0		18
Foreign currency translation	(627)	(1,607)		(2,234)	0	1,213		(1,021)
Unrealized gains/(losses) on securities	(3)	(15)		(18)	0	(14)		(32)
Actuarial gains/(losses)	138	(181)		(43)	0	1,087		1,044
Net prior service credit/(cost)	0	0		0	0	(95)		(95)
Other comprehensive income/(loss), net of tax	(492)	(1,801)		(2,293)	16	2,191		(86)
Comprehensive income/(loss)	529	(193)		336	2,342	201		2,879
Comprehensive income/(loss) attributable to noncontrolling interests	471	163		634	0	(109)		525
Comprehensive income/(loss) attributable to shareholders	58	(356)		(298)	2,342	310		2,354
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	5,496	85,025		90,521	942	865		92,328
Interest-bearing deposits with banks	70	4,883		4,953	5	(4,091)		867
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	105,469	17,967		123,436	0	(387)		123,049
Securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading assets	59,297	131,799		191,096	0	(359)		190,737
Investment securities	1,009	1,689		2,698	4,092	(3,700)		3,090
Other investments	2,693	4,094		6,787	46,795	(46,561)		7,021
Net loans	13,000	241,915		254,915	139	17,941		272,995
Premises and equipment	899	3,540		4,439	0	205		4,644
Goodwill	731	3,198		3,929	0	879		4,808
Other intangible assets	152	44		196	0	0		196
Brokerage receivables	17,630	16,910		34,540	0	2		34,542
Other assets	24,382	33,528		57,910	228	(121)		58,017
Total assets	258,102	545,829		803,931	52,201	(35,327)		820,805
Liabilities and equity (CHF million)
Due to banks	62	21,398		21,460	2,152	(2,558)		21,054
Customer deposits	1	331,699		331,700	0	11,005		342,705
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	77,028	(30,430)		46,598	0	0		46,598
Obligation to return securities received as collateral	27,274	1,237		28,511	0	0		28,511
Trading liabilities	11,062	37,992		49,054	0	(83)		48,971
Short-term borrowings	43,518	(34,861)		8,657	300	(300)		8,657
Long-term debt	39,127	152,967		192,094	5,025	489		197,608
Brokerage payables	28,399	11,053		39,452	0	0		39,452
Other liabilities	13,209	28,506		41,715	342	174		42,231
Total liabilities	239,680	519,561		759,241	7,819	8,727		775,787
Total shareholders' equity	17,684	25,722		43,406	44,382	(43,406)		44,382
Noncontrolling interests	738	546		1,284	0	(648)		636
Total equity	18,422	26,268		44,690	44,382	(44,054)		45,018

Total liabilities and equity	258,102	545,829		803,931	52,201	(35,327)		820,805
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	4,617	73,383		78,000	917	432		79,349
Interest-bearing deposits with banks	69	4,035		4,104	0	(2,860)		1,244
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,308	9,900		163,208	0	0		163,208
Securities received as collateral	26,754	100		26,854	0	0		26,854
Trading assets	75,038	166,275		241,313	0	(182)		241,131
Investment securities	3	2,376		2,379	3,981	(3,569)		2,791
Other investments	3,517	4,950		8,467	46,392	(46,246)		8,613
Net loans	17,823	238,105		255,928	350	16,273		272,551
Premises and equipment	892	3,549		4,441	0	200		4,641
Goodwill	731	7,035		7,766	0	878		8,644
Other intangible assets	115	134		249	0	0		249
Brokerage receivables	25,009	16,620		41,629	0	0		41,629
Other assets	24,998	45,513		70,511	221	(174)		70,558
Total assets	332,874	571,975		904,849	51,861	(35,248)		921,462
Liabilities and equity (CHF million)
Due to banks	97	26,409		26,506	2,627	(3,124)		26,009
Customer deposits	1	357,568		357,569	0	11,489		369,058
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	113,361	(43,242)		70,119	0	0		70,119
Obligation to return securities received as collateral	26,754	100		26,854	0	0		26,854
Trading liabilities	13,133	59,534		72,667	0	(12)		72,655
Short-term borrowings	35,636	(9,715)		25,921	0	0		25,921
Long-term debt	68,762	104,185		172,947	4,930	21		177,898
Brokerage payables	44,025	12,952		56,977	0	0		56,977
Other liabilities	11,837	38,811		50,648	345	(23)		50,970
Total liabilities	313,606	546,602		860,208	7,902	8,351		876,461
Total shareholders' equity	18,111	24,784		42,895	43,959	(42,895)		43,959
Noncontrolling interests	1,157	589		1,746	0	(704)		1,042
Total equity	19,268	25,373		44,641	43,959	(43,599)		45,001

Total liabilities and equity	332,874	571,975		904,849	51,861	(35,248)		921,462
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 2015	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	9,846	5,079		14,925	129	[2]	14		15,068
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	(928)		(929)	(5)		1,283		349
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	46,481	(9,903)		36,578	0		386		36,964
Purchase of investment securities	0	(376)		(376)	0		0		(376)
Proceeds from sale of investment securities	1	18		19	0		0		19
Maturities of investment securities	68	819		887	0		21		908
Investments in subsidiaries and other investments	(375)	(180)		(555)	(5,310)		5,271		(594)
Proceeds from sale of other investments	1,243	652		1,895	18		25		1,938
(Increase)/decrease in loans	4,112	(8,053)		(3,941)	210		(1,715)		(5,446)
Proceeds from sales of loans	0	1,579		1,579	0		0		1,579
Capital expenditures for premises and equipment and other intangible assets	(322)	(765)		(1,087)	0		(15)		(1,102)
Proceeds from sale of premises and equipment and other intangible assets	3	10		13	0		0		13
Other, net	33	369		402	0		7		409
Net cash provided by/(used in) investing activities of continuing operations	51,243	(16,758)		34,485	(5,087)		5,263		34,661
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(34)	(28,723)		(28,757)	(475)		83		(29,149)
Increase/(decrease) in short-term borrowings	8,649	(26,797)		(18,148)	300		(300)		(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(35,303)	13,154		(22,149)	0		0		(22,149)
Issuances of long-term debt	8,511	68,372		76,883	0		975		77,858
Repayments of long-term debt	(41,555)	(7,364)		(48,919)	(30)		(416)		(49,365)
Issuances of common shares	0	0		0	6,035		0		6,035
Sale of treasury shares	0	0		0	3		18,749		18,752
Repurchase of treasury shares	0	0		0	(1,044)		(18,717)		(19,761)
Dividends paid	0	(10)		(10)	(415)		(2)		(427)
Other, net	(497)	5,286		4,789	608		(5,211)		186
Net cash provided by/(used in) financing activities of continuing operations	(60,229)	23,918		(36,311)	4,982		(4,839)		(36,168)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	19	(597)		(578)	1		(5)		(582)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	879	11,642		12,521	25		433		12,979

Cash and due from banks at beginning of period	4,617	73,383		78,000	917		432		79,349
Cash and due from banks at end of period	5,496	85,025		90,521	942		865		92,328
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 35 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2014	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(12,139)	(6,061)		(18,200)	609	[2]	(29)		(17,620)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,221	(1,948)		(727)	0		1,002		275
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(8,986)	20,663		11,677	0		8		11,685
Purchase of investment securities	0	(1,060)		(1,060)	(2,217)		2,217		(1,060)
Proceeds from sale of investment securities	103	15		118	0		812		930
Maturities of investment securities	0	187		187	0		153		340
Investments in subsidiaries and other investments	(643)	(585)		(1,228)	(1,352)		1,316		(1,264)
Proceeds from sale of other investments	1,218	301		1,519	3		31		1,553
(Increase)/decrease in loans	2,746	(26,436)		(23,690)	2,482		(2,396)		(23,604)
Proceeds from sales of loans	0	1,255		1,255	0		0		1,255
Capital expenditures for premises and equipment and other intangible assets	(317)	(726)		(1,043)	0		(13)		(1,056)
Proceeds from sale of premises and equipment and other intangible assets	0	1		1	0		0		1
Other, net	(11)	612		601	(10)		15		606
Net cash provided by/(used in) investing activities of continuing operations	(4,669)	(7,721)		(12,390)	(1,094)		3,145		(10,339)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(168)	27,305		27,137	(669)		(428)		26,040
Increase/(decrease) in short-term borrowings	17,914	(14,405)		3,509	0		0		3,509
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(3,894)	(27,107)		(31,001)	0		0		(31,001)
Issuances of long-term debt	6,607	67,543		74,150	2,217		(2,208)		74,159
Repayments of long-term debt	(2,559)	(35,312)		(37,871)	0		1,400		(36,471)
Issuances of common shares	0	0		0	297		0		297
Sale of treasury shares	0	0		0	0		9,394		9,394
Repurchase of treasury shares	0	0		0	(742)		(9,455)		(10,197)
Dividends paid	(1,128)	1,044		(84)	(1,125)		(43)		(1,252)
Other, net	(791)	303		(488)	609		(1,313)		(1,192)
Net cash provided by/(used in) financing activities of continuing operations	15,981	19,371		35,352	587		(2,653)		33,286
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	486	5,131		5,617	20		153		5,790
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	(8)	(452)		(460)	0		0		(460)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(349)	10,268		9,919	122		616		10,657

Cash and due from banks at beginning of period	4,966	63,115		68,081	795		(184)		68,692
Cash and due from banks at end of period	4,617	73,383		78,000	917		432		79,349
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 150 million and CHF 113 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2013	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,565	15,452		22,017	400	[2]	(343)		22,074
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	444		443	0		95		538
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(2,517)	19,637		17,120	0		0		17,120
Purchase of investment securities	(165)	(511)		(676)	(1,402)		1,401		(677)
Proceeds from sale of investment securities	107	69		176	0		0		176
Maturities of investment securities	0	673		673	0		159		832
Investments in subsidiaries and other investments	232	(1,570)		(1,338)	(2,458)		2,004		(1,792)
Proceeds from sale of other investments	2,139	1,026		3,165	481		91		3,737
(Increase)/decrease in loans	5,589	(14,166)		(8,577)	1,228		(1,777)		(9,126)
Proceeds from sales of loans	0	1,483		1,483	0		0		1,483
Capital expenditures for premises and equipment and other intangible assets	(238)	(657)		(895)	0		(8)		(903)
Proceeds from sale of premises and equipment and other intangible assets	0	9		9	0		0		9
Other, net	(87)	202		115	0		7		122
Net cash provided by/(used in) investing activities of continuing operations	5,059	6,639		11,698	(2,151)		1,972		11,519
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	95	22,535		22,630	(500)		333		22,463
Increase/(decrease) in short-term borrowings	20,660	(14,658)		6,002	0		0		6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(28,474)	(7,873)		(36,347)	0		0		(36,347)
Issuances of long-term debt	687	37,227		37,914	2,292		(1,116)		39,090
Repayments of long-term debt	(4,219)	(50,997)		(55,216)	0		81		(55,135)
Issuances of common shares	0	0		0	976		0		976
Sale of treasury shares	0	0		0	58		9,706		9,764
Repurchase of treasury shares	0	0		0	(217)		(9,985)		(10,202)
Dividends paid	(178)	(305)		(483)	(154)		73		(564)
Excess tax benefits related to share-based compensation	0	0		0	1		(1)		0
Other, net	(163)	899		736	75		(1,279)		(468)
Net cash provided by/(used in) financing activities of continuing operations	(11,592)	(13,172)		(24,764)	2,531		(2,188)		(24,421)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(73)	(1,146)		(1,219)	(4)		7		(1,216)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) discontinued operations	0	(1,027)		(1,027)	0		0		(1,027)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(41)	6,746		6,705	776		(552)		6,929

Cash and due from banks at beginning of period	5,007	56,369		61,376	19		368		61,763
Cash and due from banks at end of period	4,966	63,115		68,081	795		(184)		68,692
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 161 million and CHF 208 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.